Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	14,350	$ 2,807,290
Elbit Systems Ltd.	6,000	1,187,880
Huntington Ingalls Industries, Inc.	35,100	7,180,758

		11,175,928

Air Freight & Logistics - 1.0%
FedEx Corp.	18,600	4,927,512

Automobile Components - 0.6%
Dana, Inc.	30,800	451,836
Gentex Corp.	19,000	618,260
Stoneridge, Inc. (A)	7,600	152,532
Visteon Corp. (A)	13,250	1,829,428

		3,052,056

Banks - 6.0%
Atlantic Union Bankshares Corp.	19,800	569,844
Berkshire Hills Bancorp, Inc.	62,700	1,257,135
Central Valley Community Bancorp	12,700	179,197
Columbia Banking System, Inc.	69,150	1,403,745
Dime Community Bancshares, Inc.	68,600	1,369,256
First Citizens BancShares, Inc., Class A	7,434	10,259,663
First Community Bankshares, Inc.	45,150	1,329,668
First Merchants Corp.	45,600	1,268,592
Lakeland Bancorp, Inc.	108,500	1,369,270
OceanFirst Financial Corp.	50,100	724,947
Princeton Bancorp, Inc.	7,700	223,223
Provident Financial Services, Inc.	55,300	845,537
Sandy Spring Bancorp, Inc.	48,050	1,029,712
TrustCo Bank Corp.	66,100	1,803,869
United Bankshares, Inc.	14,000	386,260
United Community Banks, Inc.	62,650	1,591,936
Washington Federal, Inc.	91,500	2,344,230
Webster Financial Corp.	64,350	2,593,948

		30,550,032

Biotechnology - 0.3%
Exelixis, Inc. (A)	76,750	1,676,988

Building Products - 2.6%
American Woodmark Corp. (A)	22,500	1,701,225
Builders FirstSource, Inc. (A)	18,800	2,340,412
Gibraltar Industries, Inc. (A)	9,100	614,341
Hayward Holdings, Inc. (A)	93,650	1,320,465
Masonite International Corp. (A)	15,300	1,426,266
Owens Corning	15,850	2,162,098
PGT Innovations, Inc. (A)	65,100	1,806,525
Quanex Building Products Corp.	69,850	1,967,675

		13,339,007

Capital Markets - 0.8%
Piper Sandler Cos.	15,600	2,266,836
Stifel Financial Corp.	28,600	1,757,184

		4,024,020

Chemicals - 2.4%
Chase Corp.	13,850	1,762,135
Huntsman Corp.	35,450	864,980
LSB Industries, Inc. (A)	101,850	1,041,926

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	105,100	$ 3,741,560
Olin Corp.	92,900	4,643,142

		12,053,743

Commercial Services & Supplies - 0.3%
HNI Corp.	33,850	1,172,225
Tetra Tech, Inc.	3,750	570,113

		1,742,338

Communications Equipment - 0.5%
Harmonic, Inc. (A)	71,750	690,953
KVH Industries, Inc. (A)	98,000	499,800
Silicom Ltd. (A)	41,900	1,093,590

		2,284,343

Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	17,900	3,050,339
EMCOR Group, Inc.	18,100	3,808,059
Granite Construction, Inc.	34,100	1,296,482

		8,154,880

Consumer Finance - 0.8%
Ally Financial, Inc.	144,300	3,849,924

Consumer Staples Distribution & Retail - 1.5%
Dollar Tree, Inc. (A)	36,100	3,842,845
US Foods Holding Corp. (A)	75,400	2,993,380
Village Super Market, Inc., Class A	32,500	735,800

		7,572,025

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	198,500	4,422,580

Distributors - 0.9%
LKQ Corp.	91,000	4,505,410

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	18,700	93,126
Stride, Inc. (A)	34,900	1,571,547

		1,664,673

Diversified Telecommunication Services - 1.0%
GCI Liberty, Inc. (A) (B) (C) (D)	60,500	0
Liberty Global PLC, Class A (A)	291,300	4,987,056

		4,987,056

Electric Utilities - 3.7%
Evergy, Inc.	123,301	6,251,361
Exelon Corp.	114,200	4,315,618
OGE Energy Corp.	215,600	7,185,948
Portland General Electric Co.	18,000	728,640

		18,481,567

Electrical Equipment - 1.0%
Acuity Brands, Inc.	3,500	596,085
LSI Industries, Inc.	168,350	2,673,398
Regal Rexnord Corp.	13,550	1,936,024

		5,205,507

Electronic Equipment, Instruments & Components - 2.7%
Coherent Corp. (A)	13,100	427,584
Flex Ltd. (A)	82,400	2,223,152
IPG Photonics Corp. (A)	8,000	812,320
Itron, Inc. (A)	7,150	433,147
Methode Electronics, Inc.	40,450	924,282

Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
OSI Systems, Inc. (A)	15,700	$ 1,853,228
Vishay Intertechnology, Inc.	80,150	1,981,308
Vontier Corp.	154,600	4,780,232

		13,435,253

Energy Equipment & Services - 0.8%
Helix Energy Solutions Group, Inc. (A)	180,150	2,012,275
Helmerich & Payne, Inc.	33,200	1,399,712
Noble Corp. PLC	12,250	620,463

		4,032,450

Entertainment - 1.8%
Liberty Media Corp. - Liberty Live, Class C (A)	36,136	1,159,966
Madison Square Garden Entertainment Corp. (A)	57,000	1,875,870
Madison Square Garden Sports Corp.	7,900	1,392,770
Sphere Entertainment Co. (A)	25,150	934,574
Warner Bros Discovery, Inc. (A)	336,300	3,652,218

		9,015,398

Financial Services - 2.6%
Fidelity National Information Services, Inc.	56,300	3,111,701
FleetCor Technologies, Inc. (A)	22,400	5,719,616
Global Payments, Inc.	39,500	4,557,905

		13,389,222

Food Products - 2.3%
Nomad Foods Ltd. (A)	76,100	1,158,242
Post Holdings, Inc. (A)	70,668	6,059,074
Tyson Foods, Inc., Class A	89,400	4,513,806

		11,731,122

Gas Utilities - 0.5%
National Fuel Gas Co.	45,900	2,382,669

Ground Transportation - 0.2%
U-Haul Holding Co.	17,600	922,064

Health Care Equipment & Supplies - 1.3%
AngioDynamics, Inc. (A)	112,850	824,933
Inmode Ltd. (A)	13,950	424,917
Koninklijke Philips NV (A) (E)	186,326	3,715,340
OraSure Technologies, Inc. (A)	73,150	433,780
QuidelOrtho Corp. (A)	13,250	967,780

		6,366,750

Health Care Providers & Services - 4.8%
AMN Healthcare Services, Inc. (A)	12,650	1,077,527
Cencora, Inc.	32,966	5,932,891
Centene Corp. (A)	77,400	5,331,312
Cross Country Healthcare, Inc. (A)	124,600	3,088,834
Encompass Health Corp.	29,850	2,004,726
Enhabit, Inc. (A)	101,900	1,146,375
Laboratory Corp. of America Holdings	26,377	5,303,096
National HealthCare Corp.	7,900	505,442

		24,390,203

Health Care REITs - 0.8%
Community Healthcare Trust, Inc.	30,200	896,940
Physicians Realty Trust	130,300	1,588,357
Sabra Health Care, Inc.	127,950	1,783,623

		4,268,920

	Shares	Value
COMMON STOCKS (continued)
Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	130,100	$ 1,995,734
DiamondRock Hospitality Co.	99,250	796,978
Summit Hotel Properties, Inc.	61,550	356,990

		3,149,702

Hotels, Restaurants & Leisure - 0.4%
Bloomin’ Brands, Inc.	20,300	499,177
Bowlero Corp. (A) (E)	36,500	351,130
Churchill Downs, Inc.	11,700	1,357,668

		2,207,975

Household Durables - 1.1%
Helen of Troy Ltd. (A)	9,650	1,124,804
KB Home	37,000	1,712,360
La-Z-Boy, Inc.	36,800	1,136,384
MDC Holdings, Inc.	14,350	591,650
PulteGroup, Inc.	9,600	710,880
Sonos, Inc. (A)	40,600	524,146

		5,800,224

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	22,500	1,762,875

Independent Power & Renewable Electricity Producers - 0.9%
Vistra Corp.	131,831	4,374,153

Industrial REITs - 0.3%
LXP Industrial Trust	163,550	1,455,595

Insurance - 6.9%
Allstate Corp.	58,800	6,550,908
Arch Capital Group Ltd. (A)	38,300	3,052,893
Everest Group Ltd.	7,050	2,620,273
Fidelity National Financial, Inc.	109,007	4,501,989
Markel Group, Inc. (A)	5,100	7,509,699
Old Republic International Corp.	176,100	4,744,134
Selective Insurance Group, Inc.	24,350	2,512,190
United Fire Group, Inc.	23,450	463,138
Willis Towers Watson PLC	15,500	3,238,880

		35,194,104

Interactive Media & Services - 1.1%
IAC, Inc. (A)	105,764	5,329,448

Leisure Products - 0.8%
BRP, Inc. (E)	17,100	1,297,206
MasterCraft Boat Holdings, Inc. (A)	62,600	1,390,972
Polaris, Inc.	12,500	1,301,750

		3,989,928

Life Sciences Tools & Services - 2.1%
Azenta, Inc. (A)	27,400	1,375,206
Bio-Rad Laboratories, Inc., Class A (A)	21,700	7,778,365
Fortrea Holdings, Inc. (A)	24,277	694,079
Maravai LifeSciences Holdings, Inc., Class A (A)	78,500	785,000

		10,632,650

Machinery - 2.0%
Allison Transmission Holdings, Inc.	7,350	434,091
CNH Industrial NV	177,500	2,147,750
Columbus McKinnon Corp.	47,750	1,666,952
Douglas Dynamics, Inc.	25,850	780,153
Gencor Industries, Inc. (A)	47,650	673,295
Miller Industries, Inc.	22,400	878,304

Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Mueller Industries, Inc.	36,900	$ 2,773,404
Oshkosh Corp.	5,600	534,408

		9,888,357

Media - 5.3%
Altice USA, Inc., Class A (A)	463,100	1,514,337
DISH Network Corp., Class A (A)	302,100	1,770,306
Fox Corp., Class A	157,700	4,920,240
Liberty Broadband Corp., Class C (A)	75,690	6,912,011
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	230,544	5,869,650
News Corp., Class A	254,600	5,107,276
Perion Network Ltd. (A)	26,300	805,569

		26,899,389

Metals & Mining - 1.1%
Commercial Metals Co.	36,400	1,798,524
Kaiser Aluminum Corp.	16,350	1,230,501
Schnitzer Steel Industries, Inc., Class A	32,700	910,695
TimkenSteel Corp. (A)	69,750	1,514,970

		5,454,690

Multi-Utilities - 4.5%
CenterPoint Energy, Inc.	157,400	4,226,190
Dominion Energy, Inc.	184,700	8,250,549
NiSource, Inc.	301,500	7,441,020
Northwestern Energy Group, Inc.	62,600	3,008,556

		22,926,315

Office REITs - 1.0%
Brandywine Realty Trust	120,150	545,481
JBG SMITH Properties	273,900	3,960,594
Piedmont Office Realty Trust, Inc., Class A	76,350	429,087

		4,935,162

Oil, Gas & Consumable Fuels - 7.1%
Chesapeake Energy Corp. (E)	46,000	3,966,580
Delek US Holdings, Inc.	52,500	1,491,525
Diamondback Energy, Inc.	19,400	3,004,672
EQT Corp.	81,800	3,319,444
HF Sinclair Corp.	50,600	2,880,658
Kinder Morgan, Inc.	366,900	6,083,202
Magnolia Oil & Gas Corp., Class A	195,000	4,467,450
Ovintiv, Inc.	39,600	1,883,772
REX American Resources Corp. (A)	55,700	2,268,104
Teekay Tankers Ltd., Class A	6,750	281,002
Williams Cos., Inc.	187,000	6,300,030

		35,946,439

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	47,600	2,630,852

Personal Care Products - 0.0% (F)
Medifast, Inc.	3,000	224,550

Pharmaceuticals - 3.2%
Catalent, Inc. (A)	66,500	3,027,745
Innoviva, Inc. (A)	143,400	1,862,766
Jazz Pharmaceuticals PLC (A)	19,000	2,459,360
Organon & Co.	153,200	2,659,552
Perrigo Co. PLC	195,200	6,236,640

		16,246,063

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 2.9%
ASGN, Inc. (A)	16,200	$ 1,323,216
Clarivate PLC (A) (E)	332,000	2,227,720
FTI Consulting, Inc. (A)	4,400	785,004
Heidrick & Struggles International, Inc.	38,650	967,023
ICF International, Inc.	25,500	3,080,655
KBR, Inc.	55,350	3,262,329
Leidos Holdings, Inc.	15,650	1,442,304
Science Applications International Corp.	15,300	1,614,762

		14,703,013

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	49,000	315,070

Retail REITs - 0.2%
Spirit Realty Capital, Inc.	23,100	774,543

Semiconductors & Semiconductor Equipment - 2.1%
AXT, Inc. (A)	66,000	158,400
Cohu, Inc. (A)	52,200	1,797,768
Magnachip Semiconductor Corp. (A)	140,600	1,168,386
MaxLinear, Inc. (A)	23,700	527,325
MKS Instruments, Inc.	11,850	1,025,499
Onto Innovation, Inc. (A)	18,300	2,333,616
Qorvo, Inc. (A)	9,250	883,097
Silicon Motion Technology Corp., ADR (A)	12,450	638,063
Tower Semiconductor Ltd. (A)	34,600	849,776
Universal Display Corp.	7,950	1,248,070

		10,630,000

Software - 0.5%
Adeia, Inc.	82,500	881,100
Progress Software Corp.	30,150	1,585,287

		2,466,387

Specialized REITs - 0.9%
Gaming & Leisure Properties, Inc.	98,153	4,470,869

Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A (A)	31,200	1,758,744
Academy Sports & Outdoors, Inc.	14,850	701,959
Advance Auto Parts, Inc.	54,600	3,053,778
American Eagle Outfitters, Inc.	90,600	1,504,866
Ross Stores, Inc.	27,800	3,140,010
Urban Outfitters, Inc. (A)	50,800	1,660,652
Williams-Sonoma, Inc.	12,450	1,934,730

		13,754,739

Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	176,500	3,065,805
Western Digital Corp. (A)	81,600	3,723,408

		6,789,213

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (A)	2,850	1,465,156
Steven Madden Ltd.	40,750	1,294,628
Tapestry, Inc.	29,450	846,688

		3,606,472

Total Common Stocks (Cost $438,120,590)		490,162,417

Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (G)	2,178,470	$ 2,178,470

Total Other Investment Company (Cost $2,178,470)		2,178,470

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.50% (G), dated 09/29/2023, to be repurchased at $16,444,343 on 10/02/2023. Collateralized by a U.S. Government Obligation, 1.13%, due 10/31/2026, and with a value of $16,769,856.	$ 16,440,918	16,440,918

Total Repurchase Agreement (Cost $16,440,918)		16,440,918

Total Investments (Cost $456,739,978)		508,781,805
Net Other Assets (Liabilities) - (0.4)%		(2,220,869)

Net Assets - 100.0%		$ 506,560,936

Transamerica Series Trust	Page 4

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$490,162,417	$—	$0	$490,162,417
Other Investment Company	2,178,470	—	—	2,178,470
Repurchase Agreement	—	16,440,918	—	16,440,918

Total Investments	$492,340,887	$16,440,918	$0	$508,781,805

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Security deemed worthless.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,016,946, collateralized by cash collateral of $2,178,470 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,088,444. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at September 30, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6